Borrowings (Term Loan and Revolving Line of Credit) (Details) (USD $)		0 Months Ended
	Jun. 30, 2012	Apr. 04, 2012 Notes Payable to Banks [Member]	Dec. 13, 2010 Notes Payable to Banks [Member]	Nov. 30, 2010 Notes Payable to Banks [Member]	Apr. 04, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving line of credit, maximum borrowing capacity							$ 5,000,000
Debt instrument, face value			5,000,000	2,000,000
Outstanding borrowings					4,500,000	4,500,000	0
Early repayment of debt		$ 3,300,000
Number of debt instruments	2